Tweedy, Browne International Value Fund
Portfolio of Investments December 31, 2021 (Unaudited)

Shares		Value*

COMMON STOCKS—95.0%

	Canada—1.8%
1,124,700	National Bank of Canada	$85,869,507
251,390	Lassonde Industries, Inc., Class A(a)	31,313,544

		117,183,051

	China—5.4%
15,158,495	A-Living Smart City Services Co., Ltd.	25,859,444
7,958,990	Alibaba Group Holding, Ltd.(b)	121,381,157
4,349,576	Baidu, Inc., Class A(b)	80,672,715
41,516,695	Dali Foods Group Co., Ltd.	21,726,731
7,801,470	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,534,193
6,463,000	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	8,815,532
1,039,485	Tencent Holdings, Ltd.	60,905,397
9,544,780	Uni-President China Holdings, Ltd.	9,255,485

		348,150,654

	Czech Republic—0.0%(c)
2,800	Philip Morris CR a.s.	2,062,978

	France—11.5%
10,734,192	Bollore SA	60,058,062
218,339	Cie Generale des Etablissements Michelin	35,791,740
2,510,680	Rubis SCA	74,976,116
1,412,745	Safran SA	172,963,715
5,560,065	SCOR SE	173,500,538
1,527,083	Tarkett SA(b)	33,863,676
3,831,330	TotalEnergies SE	194,452,396

		745,606,243

	Germany—8.4%
1,383,980	BASF SE	97,233,198
2,276,215	Fresenius SE & Co., KGaA	91,633,314
1,682,955	Henkel AG & Co., KGaA	131,481,936
792,204	Krones AG	86,395,772
42,354	KSB SE & Co., KGaA	22,252,215
279,527	Muenchener Rueckversicherungs AG, Registered	82,807,246
643,887	Norma Group SE	24,807,895
65,633	Rheinmetall AG	6,199,420

		542,810,996

	Hong Kong—1.7%
7,421,500	CK Hutchison Holdings, Ltd.	47,881,873
26,265,000	Emperor Entertainment Hotel, Ltd.	2,829,881
5,542,142	Great Eagle Holdings, Ltd.	15,496,927
15,995,508	Hang Lung Group, Ltd.	34,180,979
59,000	Miramar Hotel & Investment	96,866
10,820,000	TAI Cheung Holdings, Ltd.	6,661,622

		107,148,148

	Italy—1.6%
4,365,000	SOL SpA	104,986,020

	Japan—2.4%
93,500	ADEKA Corp.	2,084,273

Shares		Value*

	Japan (continued)
3,935,936	Astellas Pharma, Inc.	$63,932,685
1,001,300	Fuji Seal International, Inc.	18,416,512
57,600	Konishi Co., Ltd.	866,338
2,824,800	Kuraray Co., Ltd.	24,505,885
820,800	NGK Spark Plug Co., Ltd.	14,276,952
164,400	Nippon Kanzai Co., Ltd.	4,124,455
104,825	Okamoto Industries, Inc.	3,845,996
193,700	Shizuoka Gas Co., Ltd.	1,656,849
271,950	Taikisha, Ltd.	7,391,807
417,420	Transcosmos, Inc.	11,889,519
	Miscellaneous Security(d)	1,777,813

		154,769,084

	Mexico—2.0%
1,533,895	Coca-Cola FEMSA SA de CV, Sponsored ADR(e)	84,042,107
4,556,152	Industrias Bachoco SAB de CV,
	Class B	15,884,752
9,067,593	Megacable Holdings SAB de CV	31,011,035

		130,937,894

	Netherlands—3.3%
2,318,331	Heineken Holding NV	213,944,348

	Philippines—0.1%
22,609,020	Alliance Global Group, Inc.	5,231,876

	Singapore—5.4%
7,138,595	DBS Group Holdings, Ltd.	172,938,110
8,983,400	United Overseas Bank, Ltd.	179,248,199

		352,186,309

	South Korea—1.4%
97,800	Hyundai Mobis Co., Ltd.	20,938,044
131,339	Kangnam Jevisco Co., Ltd.	2,756,600
806,171	LG Corp.	54,863,709
360,632	LX Holdings Corp.(b)	3,033,708
132,553	Samchully Co., Ltd.	10,124,763
	Miscellaneous Security(d)	2,161,341

		93,878,165

	Sweden—2.6%
661,300	Autoliv, Inc.	68,385,033
3,901,988	Trelleborg AB, Class B	102,485,986

		170,871,019

	Switzerland—13.9%
142,761	Coltene Holding AG, Registered	17,611,081
2,535,079	Nestlé SA, Registered	354,574,403
80	Neue Zuercher Zeitung AG(b)	614,608
805,437	Novartis AG, Registered	70,965,793
68,178	Phoenix Mecano AG(a)	30,342,072
581,341	Roche Holding AG	241,877,159
429,703	TX Group AG(b)	73,759,040
262,041	Zurich Insurance Group AG	115,152,518

		904,896,674

	United Kingdom—19.8%
5,694,918	Babcock International Group plc(b)	24,575,153
16,699,941	BAE Systems plc	124,360,554

SEE NOTES TO PORTFOLIO OF INVESTMENTS

1

Tweedy, Browne International Value Fund
Portfolio of Investments December 31, 2021 (Unaudited)

Shares		Value*

	United Kingdom (continued)
14,718,898	CNH Industrial NV	$285,723,307
5,847,189	Diageo plc	319,640,107
8,418,226	GlaxoSmithKline plc	183,185,596
5,273,360	Inchcape plc	64,961,060
11,937,289	Johnson Service Group plc(b)	23,864,648
17,304,144	Lookers plc(b)	15,586,003
10,457,845	Tesco plc	41,063,257
1,178,920	Unilever plc	63,085,124
2,283,205	Unilever plc (Ordinary Shares)	122,014,075
16,292,379	Vertu Motors plc	15,182,242
380,279	Vivo Energy plc	678,861

		1,283,919,987

	United States—13.7%
75,488	Alphabet, Inc., Class A(b)	218,691,755
60,045	Alphabet, Inc., Class C(b)	173,745,612
418	Berkshire Hathaway, Inc., Class A(b)	188,376,716
1,351,565	Cisco Systems, Inc.	85,648,674
687,282	FMC Corp.	75,525,419
860,002	Johnson & Johnson	147,120,542

		889,108,718

TOTAL COMMON STOCKS (Cost $3,385,543,419)		6,167,692,164

PREFERRED STOCKS—0.4%

	Chile—0.3%
11,044,000	Embotelladora Andina SA, Class A	20,739,906

	Croatia—0.1%
166,388	Adris Grupa DD	10,445,579

TOTAL PREFERRED STOCKS (Cost $35,290,988)		31,185,485

Shares		Value*

REGISTERED INVESTMENT COMPANY—1.6%
103,324,079	Dreyfus Treasury Securities Cash Management– Institutional Shares 0.01%(f) (Cost $103,324,079)	$103,324,079

Face Value

U.S. TREASURY BILL—1.9%
$125,000,000 0.050%(g) due 04/14/2022(e) (Cost $124,982,118)		124,973,697

INVESTMENTS IN SECURITIES (Cost $3,649,140,604)	98.9%	6,427,175,425

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.6	36,858,161

OTHER ASSETS AND LIABILITIES (Net)	0.5	29,406,610

NET ASSETS	100.0%	$6,493,440,196

*	See Note 1 in Notes to Portfolio of Investments.
(a)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(b)	Non-income producing security.
(c)	Amount represents less than 0.1% of net assets.
(d)

Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $3,939,154 represents 0.06% of the net assets of the Fund.

(e)	This position has been segregated to cover certain open forward contracts. At December 31, 2021, liquid assets totaling $209,015,804 have been segregated to cover such open forward contracts.
(f)	Rate disclosed is the 7-day yield at December 31, 2021.
(g)	Rate represents annualized yield at date of purchase.

Abbreviations:

ADR—American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

2

Tweedy, Browne International Value Fund
Sector Diversification December 31, 2021 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS
Capital Goods	15.5%
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Beverage	9.5
Food	9.1
Insurance	8.7
Software & Services	8.5
Banks	6.7
Materials	5.0
Retailing	3.4
Household & Personal Products	3.0
Energy	3.0
Media	2.5
Automobiles & Components	2.0
Technology Hardware & Equipment	1.8
Health Care Equipment & Services	1.7
Utilities	1.4
Real Estate	1.3
Commercial Services & Supplies	0.9
Consumer Services	0.1
Tobacco	0.0 *

Total Common Stocks	95.0
Preferred Stocks	0.4
Registered Investment Company	1.6
U.S. Treasury Bill	1.9
Unrealized Appreciation on Forward Contracts	0.6
Other Assets and Liabilities (Net)	0.5

Net Assets	100.0%

*	Amount represents less than 0.1% of net assets.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

3

Tweedy, Browne International Value Fund
Portfolio Composition December 31, 2021 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United Kingdom	20%
Switzerland	14
United States	14
France	12
Germany	8
Singapore	5
China	5
Netherlands	3
Other Countries(a)	14
Money Market Fund, Treasury Bill and Other Assets and Liabilities (Net)(b)	5

Total	100%

(a)	“Other Countries” include Canada, Chile, Croatia, Czech Republic, Hong Kong, Italy, Japan, Mexico, Philippines, South Korea and Sweden
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

4

Tweedy, Browne International Value Fund
Schedule of Forward Exchange Contracts December 31, 2021 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/21*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
240,000,000	Thai Baht	NTC	1/6/22	$7,246,367	$7,184,251	$(62,116)
450,000,000	Thai Baht	JPM	4/28/22	13,546,056	13,467,370	(78,686)
400,000,000	Thai Baht	JPM	6/30/22	11,982,355	11,971,120	(11,235)
260,000,000	Thai Baht	BNY	7/1/22	7,791,126	7,781,293	(9,833)
TOTAL				$40,565,904	$40,404,034	$(161,870)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
23,000,000	Canadian Dollar	NTC	3/18/22	$(18,319,249)	$(18,204,498)	$114,751
30,000,000	Canadian Dollar	NTC	8/25/22	(23,696,776)	(23,710,949)	(14,173)
24,000,000	Canadian Dollar	NTC	10/13/22	(18,975,512)	(18,957,048)	18,464
57,000,000	Canadian Dollar	SSB	12/22/22	(44,468,196)	(44,983,317)	(515,121)
8,300,000,000	Chilean Peso	SSB	3/18/22	(11,629,536)	(9,626,083)	2,003,453
6,000,000,000	Chilean Peso	JPM	12/22/22	(6,727,966)	(6,677,510)	50,456
200,000,000	Chinese Yuan	JPM	1/6/22	(29,998,050)	(31,438,317)	(1,440,267)
300,000,000	Chinese Yuan	BNY	1/7/22	(45,435,958)	(47,154,247)	(1,718,289)
400,000,000	Chinese Yuan	SSB	1/10/22	(60,829,101)	(62,859,417)	(2,030,316)
325,000,000	Chinese Yuan	JPM	1/14/22	(49,303,680)	(51,059,295)	(1,755,615)
550,000,000	Chinese Yuan	JPM	2/11/22	(83,010,849)	(86,248,945)	(3,238,096)
140,000,000	Chinese Yuan	JPM	5/26/22	(21,233,033)	(21,808,807)	(575,774)
200,000,000	Chinese Yuan	SSB	5/27/22	(30,318,189)	(31,153,448)	(835,259)
145,000,000	Chinese Yuan	SSB	7/12/22	(21,868,637)	(22,521,593)	(652,956)
100,000,000	European Union Euro	SSB	4/11/22	(118,364,200)	(113,971,204)	4,392,996
60,000,000	European Union Euro	BNY	5/10/22	(73,259,400)	(68,437,519)	4,821,881
50,000,000	European Union Euro	NTC	5/20/22	(60,842,750)	(57,047,029)	3,795,721
75,000,000	European Union Euro	BNY	5/24/22	(91,246,500)	(85,580,006)	5,666,494
75,000,000	European Union Euro	BNY	6/20/22	(91,964,250)	(85,643,926)	6,320,324
50,000,000	European Union Euro	SSB	11/18/22	(58,458,750)	(57,402,990)	1,055,760
220,000,000	European Union Euro	SSB	11/25/22	(252,258,600)	(252,637,116)	(378,516)
100,000,000	European Union Euro	NTC	12/2/22	(113,220,000)	(114,864,139)	(1,644,139)
65,000,000	European Union Euro	SSB	12/2/22	(73,600,150)	(74,661,691)	(1,061,541)
90,000,000	Great Britain Pound Sterling	JPM	7/11/22	(124,384,140)	(121,747,671)	2,636,469
75,000,000	Great Britain Pound Sterling	NTC	7/28/22	(102,143,250)	(101,443,171)	700,079
85,000,000	Great Britain Pound Sterling	NTC	8/8/22	(118,757,920)	(114,959,233)	3,798,687
80,000,000	Great Britain Pound Sterling	NTC	9/9/22	(110,466,400)	(108,170,392)	2,296,008
70,000,000	Great Britain Pound Sterling	JPM	9/26/22	(96,320,700)	(94,636,763)	1,683,937
145,000,000	Hong Kong Dollar	BNY	3/18/22	(18,684,751)	(18,601,128)	83,623
250,000,000	Hong Kong Dollar	SSB	4/22/22	(32,198,736)	(32,072,978)	125,758
300,000,000	Hong Kong Dollar	NTC	4/28/22	(38,648,090)	(38,488,013)	160,077
75,000,000	Hong Kong Dollar	NTC	6/10/22	(9,669,060)	(9,622,791)	46,269
200,000,000	Hong Kong Dollar	BNY	8/29/22	(25,680,930)	(25,664,115)	16,815
3,000,000,000	Japanese Yen	JPM	2/10/22	(28,304,611)	(26,060,035)	2,244,576
3,500,000,000	Japanese Yen	JPM	3/3/22	(33,325,938)	(30,408,554)	2,917,384
3,000,000,000	Japanese Yen	BNY	3/23/22	(28,865,583)	(26,070,978)	2,794,605
1,100,000,000	Japanese Yen	JPM	5/19/23	(9,716,370)	(9,680,831)	35,539
216,000,000	Mexican Peso	BNY	3/18/22	(10,032,420)	(10,410,237)	(377,817)
450,000,000	Mexican Peso	BNY	3/30/22	(20,858,828)	(21,638,520)	(779,692)
110,000,000	Mexican Peso	NTC	4/11/22	(5,143,432)	(5,276,700)	(133,268)
210,000,000	Mexican Peso	BNY	5/10/22	(9,975,252)	(10,015,229)	(39,977)
100,000,000	Mexican Peso	JPM	5/26/22	(4,815,448)	(4,753,933)	61,515
260,000,000	Mexican Peso	NTC	8/25/22	(12,291,110)	(12,138,839)	152,271
53,500,000	Philippine Peso	SSB	3/18/22	(1,076,892)	(1,045,653)	31,239
176,000,000	Philippine Peso	JPM	11/9/22	(3,393,098)	(3,401,648)	(8,550)
53,000,000	Singapore Dollar	SSB	1/6/22	(40,055,897)	(39,311,632)	744,265
14,000,000	Singapore Dollar	SSB	3/14/22	(10,496,326)	(10,380,595)	115,731
25,000,000	Singapore Dollar	NTC	4/11/22	(18,561,209)	(18,536,022)	25,187
90,000,000	Singapore Dollar	JPM	5/20/22	(67,410,681)	(66,730,529)	680,152
85,000,000	Singapore Dollar	SSB	6/20/22	(64,099,180)	(63,023,914)	1,075,266
55,000,000	Singapore Dollar	JPM	6/30/22	(40,820,871)	(40,780,313)	40,558
60,000,000	Singapore Dollar	NTC	8/12/22	(44,368,525)	(44,497,468)	(128,943)
70,000,000	Singapore Dollar	JPM	12/22/22	(51,289,566)	(51,949,035)	(659,469)
60,000,000,000	South Korean Won	SSB	3/14/22	(53,179,703)	(50,401,928)	2,777,775
36,000,000,000	South Korean Won	JPM	5/10/22	(32,438,277)	(30,217,736)	2,220,541
120,000,000	Swedish Krona	NTC	2/11/22	(14,318,186)	(13,258,450)	1,059,736
130,000,000	Swedish Krona	BNY	3/7/22	(15,512,010)	(14,366,274)	1,145,736

SEE NOTES TO PORTFOLIO OF INVESTMENTS

5

Tweedy, Browne International Value Fund
Schedule of Forward Exchange Contracts December 31, 2021 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/21*	Unrealized Appreciation (Depreciation)

FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
120,000,000	Swedish Krona	SSB	4/22/22	$(14,254,617)	$(13,268,362)	$986,255
150,000,000	Swedish Krona	SSB	8/25/22	(17,191,386)	(16,618,615)	572,771
115,000,000	Swedish Krona	BNY	9/15/22	(13,392,181)	(12,746,290)	645,891
20,000,000	Swiss Franc	JPM	1/14/22	(22,890,733)	(21,958,184)	932,549
50,000,000	Swiss Franc	NTC	4/11/22	(53,637,134)	(55,028,449)	(1,391,315)
35,000,000	Swiss Franc	NTC	5/10/22	(38,875,714)	(38,556,169)	319,545
140,000,000	Swiss Franc	BNY	12/2/22	(151,413,554)	(155,454,289)	(4,040,735)
130,000,000	Swiss Franc	SSB	12/7/22	(142,270,862)	(144,379,773)	(2,108,911)
100,000,000	Swiss Franc	JPM	12/22/22	(109,844,844)	(111,129,179)	(1,284,335)
240,000,000	Thai Baht	NTC	1/6/22	(7,974,614)	(7,184,251)	790,363
450,000,000	Thai Baht	JPM	4/28/22	(14,265,335)	(13,467,370)	797,965
400,000,000	Thai Baht	JPM	6/30/22	(12,500,000)	(11,971,120)	528,880
260,000,000	Thai Baht	BNY	7/1/22	(8,130,081)	(7,781,293)	348,788
TOTAL				$(3,302,973,777)	$(3,265,953,746)	$37,020,031

Unrealized Appreciation on Forward Contracts (Net)						$36,858,161

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY — The Bank of New York Mellon

JPM — JPMorgan Chase Bank NA

NTC — Northern Trust Company

SSB — State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

6

Tweedy, Browne International Value Fund II - Currency Unhedged
Portfolio of Investments December 31, 2021 (Unaudited)

Shares		Value*

COMMON STOCKS—94.3%

	Canada—0.9%
3,500	E-L Financial Corp., Ltd.	$2,525,284
21,490	Lassonde Industries, Inc., Class A	2,676,829

		5,202,113

	China—5.9%
1,232,000	A-Living Smart City Services Co., Ltd.	2,101,715
682,980	Alibaba Group Holding, Ltd.(a)	10,416,008
340,680	Baidu, Inc., Class A(a)	6,318,680
6,681,815	Dali Foods Group Co., Ltd.	3,496,762
578,670	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	1,448,938
357,122	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	487,114
87,160	Tencent Holdings, Ltd.	5,106,870
1,173,000	Times Neighborhood Holdings, Ltd.	434,818
2,729,475	Uni-President China Holdings, Ltd.	2,646,747

		32,457,652

	France—15.1%
891,824	Bollore SA	4,989,777
32,355	Cie Generale des Etablissements Michelin	5,303,871
455,670	CNP Assurances	11,270,587
342,430	Rubis SCA	10,225,943
128,602	Safran SA	15,744,865
382,960	SCOR SE	11,950,178
517,117	Tarkett SA(a)	11,467,276
250,808	TotalEnergies SE	12,729,318

		83,681,815

	Germany—7.8%
200,055	BASF SE	14,055,107
226,525	Fresenius SE & Co., KGaA	9,119,190
52,550	Henkel AG & Co., KGaA	4,105,502
48,199	Krones AG	5,256,462
13,543	Muenchener Rueckversicherungs AG, Registered	4,011,987
95,262	Norma Group SE	3,670,286
29,235	Rheinmetall AG	2,761,416

		42,979,950

	Hong Kong—1.7%
1,663,100	Chow Sang Sang Holdings International, Ltd.	2,325,179
621,500	CK Hutchison Holdings, Ltd.	4,009,780
4,870,000	Emperor Entertainment Hotel, Ltd.	524,710
734,000	Hang Lung Group, Ltd.	1,568,493
109,796	Miramar Hotel & Investment	180,264
1,580,000	TAI Cheung Holdings, Ltd.	972,769

		9,581,195

	Italy—0.3%
66,455	SOL SpA	1,598,361

	Japan—4.6%
166,700	ADEKA Corp.	3,716,025
445,200	Astellas Pharma, Inc.	7,231,528

Shares		Value*

	Japan (continued)
111,200	Fuji Seal International, Inc.	$2,045,257
6,000	Fukuda Denshi Co., Ltd.	447,571
111,630	Inaba Denki Sangyo Co., Ltd.	2,619,289
20,600	Kamigumi Co., Ltd.	389,621
88,700	Konishi Co., Ltd.	1,334,101
216,400	Kuraray Co., Ltd.	1,877,327
33,045	Okamoto Industries, Inc.	1,212,411
67,300	Shizuoka Gas Co., Ltd.	575,663
44,060	Taikisha, Ltd.	1,197,584
47,965	Transcosmos, Inc.	1,366,204
	Miscellaneous Security(b)	1,260,932

		25,273,513

	Mexico—3.3%
120,800	Coca-Cola FEMSA SA de CV, Sponsored ADR	6,618,632
789,063	Industrias Bachoco SAB de CV, Class B	2,751,021
2,625,871	Megacable Holdings SAB de CV	8,980,440

		18,350,093

	Netherlands—1.9%
37,400	Heineken NV	4,204,642
71,375	Heineken Holding NV	6,586,755

		10,791,397

	Philippines—0.3%
6,997,100	Alliance Global Group, Inc.	1,619,175

	Singapore—3.7%
467,100	DBS Group Holdings, Ltd.	11,315,867
461,100	United Overseas Bank, Ltd.	9,200,453

		20,516,320

	South Korea—2.4%
132,823	Hankook & Co., Ltd.	1,754,213
17,345	Hyundai Mobis Co., Ltd.	3,713,398
37,361	Kangnam Jevisco Co., Ltd.	784,149
68,284	LG Corp.	4,647,046
26,877	LX Holdings Corp.(a)	226,095
13,800	Samchully Co., Ltd.	1,054,082
	Miscellaneous Security(b)	1,243,549

		13,422,532

	Sweden—2.2%
38,380	Autoliv, Inc.	3,968,876
323,568	Trelleborg AB, Class B	8,498,536

		12,467,412

	Switzerland—11.4%
135,665	Nestlé SA, Registered	18,975,084
69,216	Novartis AG, Registered	6,098,513
5,015	Phoenix Mecano AG	2,231,886
45,290	Roche Holding AG	18,843,702
25,789	TX Group AG(a)	4,426,713
28,434	Zurich Insurance Group AG	12,495,169

		63,071,067

	Thailand—0.8%
1,220,100	Bangkok Bank Public Co., Ltd., NVDR	4,437,723

SEE NOTES TO PORTFOLIO OF INVESTMENTS

7

Tweedy, Browne International Value Fund II - Currency Unhedged
Portfolio of Investments December 31, 2021 (Unaudited)

Shares		Value*

	United Kingdom—20.8%
830,013	Babcock International Group plc(a)	$3,581,736
1,165,123	BAE Systems plc	8,676,398
1,502,960	CNH Industrial NV	29,175,465
352,603	Diageo plc	19,275,255
618,690	GlaxoSmithKline plc	13,463,062
1,075,730	Inchcape plc	13,251,620
1,504,280	Johnson Service Group plc(a)	3,007,309
744,541	Lookers plc(a)	670,615
1,146,153	Standard Chartered plc	6,960,993
809,785	Tesco plc	3,179,662
179,337	Unilever plc	9,596,492
2,741,248	Vertu Motors plc	2,554,464
924,116	Vivo Energy plc	1,649,700

		115,042,771

	United States—11.2%
7,345	AutoZone, Inc.(a)	15,397,984
41,700	Berkshire Hathaway, Inc., Class B(a)	12,468,300
212,500	Cisco Systems, Inc.	13,466,125
56,475	FMC Corp.	6,206,038
78,600	Johnson & Johnson	13,446,102
14,700	Phillips 66	1,065,162

		62,049,711

TOTAL COMMON STOCKS (Cost $402,296,485)		522,542,800

PREFERRED STOCKS—0.6%
	Chile—0.3%
940,000	Embotelladora Andina SA, Class A	1,765,258

Shares			Value*

	Germany—0.3%
29,000	Jungheinrich AG		$1,480,089
648	KSB AG		271,181

			1,751,270

TOTAL PREFERRED STOCKS (Cost $3,455,379)			3,516,528

REGISTERED INVESTMENT COMPANY—4.8%
26,422,272	Dreyfus Government Securities Cash Management– Institutional Shares 0.01%(c) (Cost $26,422,272)		26,422,272

INVESTMENTS IN SECURITIES (Cost $432,174,136)		99.7%	552,481,600
OTHER ASSETS AND LIABILITIES (Net)		0.3	1,920,275

NET ASSETS		100.0%	$554,401,875

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)

Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $2,504,481 represents 0.5% of the net assets of the Fund.

(c)	Rate disclosed is the 7-day yield at December 31, 2021.

Abbreviations:

   ADR—American Depositary Receipt

NVDR—Non-Voting Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

8

Tweedy, Browne International Value Fund II - Currency Unhedged
Sector Diversification December 31, 2021 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS
Capital Goods	18.5%
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Insurance	9.9
Retailing	7.9
Beverage	6.6
Food	6.3
Materials	5.9
Banks	5.8
Media	3.3
Technology Hardware & Equipment	2.8
Energy	2.5
Household & Personal Products	2.5
Automobiles & Components	2.4
Software & Services	2.3
Utilities	2.2
Health Care Equipment & Services	1.7
Commercial Services & Supplies	1.2
Real Estate	0.9
Consumer Durables & Apparel	0.4
Diversified Financials	0.3
Consumer Services	0.1
Transportation	0.1

Total Common Stocks	94.3
Preferred Stocks	0.6
Registered Investment Company	4.8
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

9

Tweedy, Browne International Value Fund II - Currency Unhedged
Portfolio Composition December 31, 2021 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United Kingdom	21%
France.	15
Switzerland.	11
United States	11
Germany	8
China	6
Japan	5
Singapore	4
Other Countries(a)	14
Money Market Funds and Other Assets and Liabilities (Net)	5

Total	100%

(a)	“Other Countries” include Canada, Chile, Hong Kong, Italy, Mexico, Netherlands, Philippines, South Korea, Sweden and Thailand

SEE NOTES TO PORTFOLIO OF INVESTMENTS

10

Tweedy, Browne Value Fund
Portfolio of Investments December 31, 2021 (Unaudited)

Shares		Value*

COMMON STOCKS—94.4%

	Canada—0.5%
18,010	Lassonde Industries, Inc., Class A	$2,243,355

	China—5.4%
957,750	A-Living Smart City Services Co., Ltd.	1,633,862
551,910	Alibaba Group Holding, Ltd.(a)	8,417,082
231,680	Baidu, Inc., Class A(a)	4,297,029
3,283,500	Dali Foods Group Co., Ltd.	1,718,338
419,200	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	1,049,640
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	471,345
72,095	Tencent Holdings, Ltd.	4,224,183
2,349,905	Uni-President China Holdings, Ltd.	2,278,681

		24,090,160

	France—9.1%
206,517	Bollore SA	1,155,468
277,785	Rubis SCA	8,295,458
66,120	Safran SA	8,095,134
235,186	SCOR SE	7,338,925
150,328	Tarkett SA(a)	3,333,583
236,380	TotalEnergies SE	11,997,050

		40,215,618

	Germany—6.9%
92,687	BASF SE	6,511,838
195,680	Fresenius SE & Co., KGaA	7,877,466
84,400	Henkel AG & Co., KGaA	6,593,804
41,893	Krones AG	4,568,745
76,131	Norma Group SE	2,933,201
23,478	Rheinmetall AG	2,217,634

		30,702,688

	Hong Kong—1.0%
1,046,000	Chow Sang Sang Holdings International, Ltd.	1,462,412
476,000	CK Hutchison Holdings, Ltd.	3,071,046

		4,533,458

	Japan—2.7%
265,300	Astellas Pharma, Inc.	4,309,354
41,700	Fuji Seal International, Inc.	766,971
36,595	Inaba Denki Sangyo Co., Ltd.	858,666
191,400	Kuraray Co., Ltd.	1,660,446
28,005	Okamoto Industries, Inc.	1,027,494
34,620	Taikisha, Ltd.	940,998
38,880	Transcosmos, Inc.	1,107,433
	Miscellaneous Security(b)	1,072,498

		11,743,860

	Mexico—2.6%
89,265	Coca-Cola FEMSA SA de CV, Sponsored ADR(c)	4,890,829
639,907	Industrias Bachoco SAB de CV, Class B	2,230,998
1,222,747	Megacable Holdings SAB de CV	4,181,777

		11,303,604

Shares		Value*

	Netherlands—2.7%
128,033	Heineken Holding NV	$11,815,369

	Philippines—0.3%
6,542,900	Alliance Global Group, Inc.	1,514,070

	Singapore—2.5%
550,917	United Overseas Bank, Ltd.	10,992,595

	South Korea—1.1%
54,113	LG Corp.	3,682,643
	Miscellaneous Security(b)	1,001,256

		4,683,899

	Sweden—2.4%
33,021	Autoliv, Inc.	3,414,701
271,905	Trelleborg AB, Class B	7,141,604

		10,556,305

	Switzerland—9.0%
118,780	Nestlé SA, Sponsored ADR	16,673,148
50,749	Novartis AG, Registered	4,471,415
35,023	Roche Holding AG	14,571,936
9,737	Zurich Insurance Group AG	4,278,873

		39,995,372

	United Kingdom—13.1%
610,810	BAE Systems plc	4,548,559
891,670	CNH Industrial NV	17,309,102
62,715	Diageo plc, Sponsored ADR	13,806,080
343,309	GlaxoSmithKline plc	7,470,608
282,425	Inchcape plc	3,479,115
723,592	Johnson Service Group plc(a)	1,446,582
185,395	Unilever plc, Sponsored ADR	9,972,397

		58,032,443

	United States—35.1%
46,230	3M Co.	8,211,835
6,150	Alphabet, Inc., Class A(a)	17,816,796
1,465	Alphabet, Inc., Class C(a)	4,239,109
7,035	AutoZone, Inc.(a)	14,748,104
76,760	Bank of America Corp.	3,415,052
76,570	Bank of New York Mellon Corp./The	4,447,186
60	Berkshire Hathaway, Inc., Class A(a)	27,039,719
15,785	Carlisle Cos., Inc.	3,916,574
79,420	Cisco Systems, Inc.	5,032,845
140,841	Comcast Corp., Class A	7,088,527
12,989	Concentrix Corp.	2,320,095
107,535	Enterprise Products Partners LP	2,361,469
45,731	FMC Corp.	5,025,380
125,210	Fox Corp., Class B	4,290,947
88,010	Intel Corp.	4,532,515
71,953	Johnson & Johnson	12,309,000
36,548	National Western Life Group, Inc., Class A	7,837,353
50,625	Truist Financial Corp.	2,964,094

SEE NOTES TO PORTFOLIO OF INVESTMENTS

11

Tweedy, Browne Value Fund
Portfolio of Investments December 31, 2021 (Unaudited)

Shares		Value*

	United States (continued)
23,825	Vertex Pharmaceuticals, Inc.(a)	$5,231,970
263,163	Wells Fargo & Co.	12,626,561

		155,455,131

TOTAL COMMON STOCKS (Cost $230,868,853)		417,877,927

PREFERRED STOCK—0.2%

	Chile—0.2%
492,000	Embotelladora Andina SA, Class A (Cost $918,375)	923,944

REGISTERED INVESTMENT COMPANY—2.4%
10,447,528	Dreyfus Government Securities Cash Management–Institutional Shares 0.01%(d) (Cost $10,447,528)	10,447,528

Face Value

U.S. TREASURY BILL—2.1%
$9,000,000	0.092%(e) due 06/02/2022(c) (Cost $8,996,533)	8,996,016

INVESTMENTS IN SECURITIES (Cost $251,231,289)	99.1%	438,245,415

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.7	3,235,264

OTHER ASSETS AND LIABILITIES (Net)	0.2	1,069,113

NET ASSETS	100.0%	$442,549,792

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)

Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $2,073,754 represents 0.5% of the net assets of the Fund.

(c)	This position has been segregated to cover certain open forward contracts. At December 31, 2021, liquid assets totaling $13,886,845 have been segregated to cover such open forward contracts.
(d)	Rate disclosed is the 7-day yield at December 31, 2021.
(e)	Rate represents annualized yield at date of purchase.

Abbreviations:

ADR—American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

12

Tweedy, Browne Value Fund
Sector Diversification December 31, 2021 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS
Capital Goods	16.9%
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Insurance	10.5
Food	8.2
Software & Services	7.7
Beverage	6.9
Banks	6.8
Retailing	6.0
Media	3.8
Materials	3.4
Energy	3.2
Utilities	1.9
Health Care Equipment & Services	1.8
Household & Personal Products	1.5
Technology Hardware & Equipment	1.1
Semiconductors & Semiconductor Equipment	1.0
Diversified Financials	1.0
Automobiles & Components	0.8
Real Estate	0.4
Consumer Durables & Apparel	0.3
Commercial Services & Supplies	0.3

Total Common Stocks	94.4
Preferred Stock	0.2
Registered Investment Company	2.4
U.S. Treasury Bill	2.1
Unrealized Appreciation on Forward Contracts	0.7
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

13

Tweedy, Browne Value Fund
Portfolio Composition December 31, 2021 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United States	35%
United Kingdom	13
France	9
Switzerland	9
Germany	7
China	5
Netherlands	3
Japan	3
Other Countries(a)	11
Money Market Fund, Treasury Bill and Other Assets and Liabilities (Net)(b)	5

Total	100%

(a)	Other Countries” include Canada, Chile, Hong Kong, Mexico, Philippines, Singapore, South Korea and Sweden
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

14

Tweedy, Browne Value Fund
Schedule of Forward Exchange Contracts December 31, 2021 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/21*	Unrealized Appreciation (Depreciation)

FORWARD EXCHANGE CONTRACTS TO BUY(a)
1,400,000	Canadian Dollar	SSB	1/4/22	$1,095,829	$1,108,336	$12,507

FORWARD EXCHANGE CONTRACTS TO SELL(a)
1,400,000	Canadian Dollar	SSB	1/4/22	$(1,096,831)	$(1,108,336)	$(11,505)
2,500,000	Canadian Dollar	SSB	1/6/23	(1,949,781)	(1,972,580)	(22,799)
700,000,000	Chilean Peso	SSB	7/28/22	(912,409)	(794,369)	118,040
26,650,000	Chinese Yuan	JPM	1/6/22	(3,997,240)	(4,189,156)	(191,916)
45,000,000	Chinese Yuan	BNY	1/7/22	(6,815,394)	(7,073,137)	(257,743)
20,000,000	Chinese Yuan	SSB	1/10/22	(3,041,455)	(3,142,971)	(101,516)
22,500,000	Chinese Yuan	JPM	2/11/22	(3,395,898)	(3,528,366)	(132,468)
10,000,000	Chinese Yuan	BNY	3/18/22	(1,502,601)	(1,564,685)	(62,084)
18,900,000	Chinese Yuan	SSB	5/27/22	(2,865,069)	(2,944,001)	(78,932)
7,000,000	European Union Euro	NTC	3/30/22	(8,376,200)	(7,975,375)	400,825
7,000,000	European Union Euro	BNY	5/10/22	(8,546,930)	(7,984,377)	562,553
16,000,000	European Union Euro	BNY	5/16/22	(19,436,320)	(18,253,031)	1,183,289
7,000,000	European Union Euro	BNY	6/20/22	(8,583,330)	(7,993,433)	589,897
3,700,000	European Union Euro	NTC	10/20/22	(4,316,864)	(4,243,371)	73,493
7,000,000	Great Britain Pound Sterling	SSB	1/6/22	(9,542,288)	(9,481,020)	61,268
7,000,000	Great Britain Pound Sterling	JPM	7/11/22	(9,674,322)	(9,469,263)	205,059
4,000,000	Great Britain Pound Sterling	NTC	7/28/22	(5,447,640)	(5,410,302)	37,338
5,000,000	Hong Kong Dollar	SSB	4/22/22	(643,975)	(641,460)	2,515
9,000,000	Hong Kong Dollar	NTC	6/10/22	(1,160,287)	(1,154,735)	5,552
9,700,000	Hong Kong Dollar	NTC	8/8/22	(1,248,568)	(1,244,669)	3,899
15,000,000	Hong Kong Dollar	BNY	8/29/22	(1,926,070)	(1,924,809)	1,261
310,000,000	Japanese Yen	JPM	2/10/22	(2,924,810)	(2,692,870)	231,940
165,000,000	Japanese Yen	SSB	2/2/23	(1,517,032)	(1,445,611)	71,421
260,000,000	Japanese Yen	JPM	5/19/23	(2,296,597)	(2,288,196)	8,401
160,000,000	Japanese Yen	SSB	6/16/23	(1,426,377)	(1,409,799)	16,578
22,000,000	Mexican Peso	BNY	3/18/22	(1,021,821)	(1,060,302)	(38,481)
50,000,000	Mexican Peso	JPM	5/26/22	(2,407,724)	(2,376,966)	30,758
20,000,000	Mexican Peso	BNY	7/1/22	(929,692)	(944,005)	(14,313)
18,500,000	Mexican Peso	SSB	1/6/23	(839,314)	(841,548)	(2,234)
20,000,000	Philippine Peso	SSB	3/18/22	(402,577)	(390,899)	11,678
46,000,000	Philippine Peso	JPM	11/9/22	(886,832)	(889,067)	(2,235)
10,000,000	Singapore Dollar	SSB	1/6/22	(7,557,716)	(7,417,289)	140,427
1,700,000	Singapore Dollar	NTC	3/18/22	(1,266,908)	(1,260,488)	6,420
1,800,000	Singapore Dollar	SSB	9/7/22	(1,337,049)	(1,335,103)	1,946
4,900,000,000	South Korean Won	JPM	3/4/22	(4,380,867)	(4,116,604)	264,263
1,100,000,000	South Korean Won	JPM	4/28/22	(981,267)	(923,483)	57,784
12,500,000	Swedish Krona	NTC	2/11/22	(1,491,478)	(1,381,089)	110,389
9,000,000	Swedish Krona	NTC	3/18/22	(1,067,806)	(994,708)	73,098
23,000,000	Swedish Krona	NTC	8/12/22	(2,678,623)	(2,547,525)	131,098
8,000,000	Swiss Franc	JPM	12/7/22	(8,751,136)	(8,884,909)	(133,773)
10,000,000	Swiss Franc	JPM	12/22/22	(10,984,484)	(11,112,918)	(128,434)
TOTAL				$(159,629,582)	$(156,406,825)	$3,222,757

Unrealized Appreciation on Forward Contracts (Net)						$3,235,264

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY — The Bank of New York Mellon

JPM — JPMorgan Chase Bank NA

NTC — Northern Trust Company

SSB — State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

15

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio of Investments December 31, 2021 (Unaudited)

Shares		Value*

COMMON STOCKS—95.5%

	China—2.3%
2,033,530	Dali Foods Group Co., Ltd.	$1,064,197
976,845	Uni-President China Holdings, Ltd.	947,238

		2,011,435

	Finland—1.9%
112,945	Kemira Oyj	1,712,119

	France—12.2%
4,327	Cie Generale des Etablissements Michelin	709,314
141,765	Orange SA	1,517,518
71,355	Rubis SCA	2,130,865
19,670	Safran SA	2,408,217
101,170	SCOR SE	3,156,987
44,294	Tarkett SA(a)	982,237

		10,905,138

	Germany—7.4%
43,500	BASF SE	3,056,145
50,695	Fresenius Medical Care AG & Co., KGaA, ADR	1,645,560
22,400	Fresenius SE & Co., KGaA	901,754
3,250	Muenchener Rueckversicherungs AG, Registered	962,782

		6,566,241

	Hong Kong—4.2%
177,500	CK Hutchison Holdings, Ltd.	1,145,191
407,000	Hang Lung Group, Ltd.	869,723
15,465	Jardine Matheson Holdings, Ltd.	850,729
409,085	Johnson Electric Holdings, Ltd.	866,832

		3,732,475

	Japan—4.3%
106,700	Astellas Pharma, Inc.	1,733,163
45,315	Inaba Denki Sangyo Co., Ltd.	1,063,272
56,600	Kuraray Co., Ltd.	491,020
35,785	Takasago Thermal Engineering Co., Ltd.	589,192

		3,876,647

	Mexico—5.4%
37,735	Coca-Cola FEMSA SA de CV, Sponsored ADR	2,067,501
257,375	Industrias Bachoco SAB de CV, Class B	897,322
531,475	Megacable Holdings SAB de CV	1,817,637

		4,782,460

	Singapore—5.6%
104,655	DBS Group Holdings, Ltd.	2,535,350
121,830	United Overseas Bank, Ltd.	2,430,907

		4,966,257

	Sweden—4.5%
10,925	Autoliv, Inc.	1,129,754
109,875	Trelleborg AB, Class B	2,885,875

		4,015,629

Shares			Value*

	Switzerland—11.2%
33,200	Nestlé SA, Registered		$4,643,591
16,072	Novartis AG, Registered		1,416,079
7,230	Roche Holding AG		3,008,169
2,187	Zurich Insurance Group AG		961,065

			10,028,904

	United Kingdom—14.7%
240,980	BAE Systems plc		1,794,522
68,665	Diageo plc		3,753,613
142,165	GlaxoSmithKline plc		3,093,595
172,435	Inchcape plc		2,124,179
44,585	Unilever plc		2,385,785

			13,151,694

	United States—21.8%
13,970	3M Co.		2,481,491
41,145	Bank of America Corp.		1,830,541
7,465	Carlisle Cos., Inc.		1,852,216
20,336	Cisco Systems, Inc.		1,288,692
28,760	Enterprise Products Partners LP		631,570
22,735	Intel Corp.		1,170,852
13,405	Johnson & Johnson		2,293,193
12,795	Progressive Corp./The		1,313,407
30,645	Truist Financial Corp.		1,794,265
30,030	U.S. Bancorp		1,686,785
60,286	Verizon Communications, Inc.		3,132,461

			19,475,473

TOTAL COMMON STOCKS (Cost $60,089,272)			85,224,472

REGISTERED INVESTMENT COMPANY—3.9%
3,519,268	Dreyfus Government Securities Cash Management– Institutional Shares 0.01%(b) (Cost $3,519,268)		3,519,269

INVESTMENTS IN SECURITIES (Cost $63,608,540)		99.4%	88,743,741
OTHER ASSETS AND LIABILITIES (Net)		0.6	532,894

NET ASSETS		100.0%	$89,276,635

*    See Note 1 in Notes to Portfolio of Investments.

(a)  Non-income producing security.

(b)  Rate disclosed is the 7-day yield at December 31, 2021.

Abbreviations:

ADR—American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

16

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Sector Diversification December 31, 2021 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS
Capital Goods	18.0%
Pharmaceuticals, Biotechnology & Life Sciences	12.9
Banks	11.5
Food	8.5
Insurance	7.2
Beverage	6.5
Materials	5.9
Telecommunication Services	5.2
Automobiles & Components	3.0
Health Care Equipment & Services	2.9
Household & Personal Products	2.7
Utilities	2.4
Retailing	2.4
Media	2.0
Technology Hardware & Equipment	1.4
Semiconductors & Semiconductor Equipment	1.3
Real Estate	1.0
Energy	0.7

Total Common Stocks	95.5
Registered Investment Company	3.9
Other Assets and Liabilities (Net)	0.6

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

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Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio Composition December 31, 2021 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United States	22%
United Kingdom	15
France	12
Switzerland	11
Germany	7
Singapore	6
Mexico	5
Sweden	5
Other Countries(a)	12
Money Market Funds and Other Assets and Liabilities (Net)	5

Total	100%

(a)	“Other Countries” include China, Finland, Hong Kong and Japan

SEE NOTES TO PORTFOLIO OF INVESTMENTS

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TWEEDY, BROWNE FUND INC.
Notes to Portfolio of Investments (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne International Value Fund; Tweedy, Browne International Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values. This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such asset trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser. Investments in open-end mutual funds are valued at net asset value (NAV).

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

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TWEEDY, BROWNE FUND INC.
Notes to Portfolio of Investments (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of December 31, 2021. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

International Value Fund	Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$6,167,692,164	$6,167,692,164	$—	$—
Preferred Stocks	31,185,485	31,185,485	—	—
Registered Investment Company	103,324,079	103,324,079	—	—
U.S. Treasury Bill	124,973,697	—	124,973,697	—
Total Investments in Securities	6,427,175,425	6,302,201,728	124,973,697	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	63,833,105	—	63,833,105	—
Liability
Unrealized depreciation of forward exchange contracts	(26,974,944)	—	(26,974,944)	—
Total	$6,464,033,586	$6,302,201,728	$161,831,858	$—

International Value Fund II - Currency Unhedged	Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:	$552,481,600	$552,481,600	$—	$—

Value Fund	Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$417,877,927	$417,877,927	$—	$—
Preferred Stock	923,944	923,944	—	—
Registered Investment Company	10,447,528	10,447,528	—	—
U.S. Treasury Bill	8,996,016	—	8,996,016	—
Total Investments in Securities	438,245,415	429,249,399	8,996,016	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	4,413,697	—	4,413,697	—
Liability
Unrealized depreciation of forward exchange contracts	(1,178,433)	—	(1,178,433)	—
Total	$441,480,679	$429,249,399	$12,231,280	$—

Worldwide High Dividend Yield Value Fund	Total Value at December 31, 2021	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:	$88,743,741	$88,743,741	$—	$—

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized

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TWEEDY, BROWNE FUND INC.
Notes to Portfolio of Investments (Unaudited)

appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. International Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the International Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the International Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the International Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by International Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2021:

Shares Held at 3/31/21	Name of Issuer†	Value at 3/31/21	Purchase Cost	Sales Proceeds	Value at 12/31/21	Shares Held at 12/31/21	Change in Net Unrealized Depreciation 4/1/21 to 12/31/21
24,740	Lassonde Industries, Inc., Class A	$ 3,385,671	$28,604,468	—	$31,313,544	251,390	$ (676,595)
68,178	Phoenix Mecano AG	33,178,052	—	—	30,342,072	68,178	(2,835,980)
		$36,563,723	$28,604,468	—	$61,655,616	319,568	$(3,512,575)

†	Issuer countries: Canada and Switzerland, respectively.

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.

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